Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Feb. 29, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Accrued employee payroll and welfare benefits	11,623	10,565	1,511
Payable for funding commitments (1)	25,000	25,000	3,576
Deposits received from network partners	100	100	14
Other taxes payable (2)	2,668	2,477	354
Professional service fee payable	3,329	3,562	510
Rental payable	3,283	—	—
Refund liabilities	2,718	23,179	3,316
Others	7,845	10,235	1,465
Total	56,566	75,118	10,746

(1)

As of February 28, 2019 and February 29, 2020, RMB25,000 and RMB25,000 (US$3,576) have been accrued as marketing expenses, respectively, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose. Detail commitment schedule refer to Note 15.

(2)	Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.